Long-Term Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
6. LONG-TERM INVESTMENTS
As of December 31, 2024 and 2025, the Company held equity investments in several privately-held and listed companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2024	2025	2024	2025
			US$	US$
Non-marketable equity securities:
Cashido Corp. (Cashido)	0%	0%	—	—
Vastview Technology, Corp. (Vastview)	0%	0%	—	—
Kinara, Inc (Kinara)	12%	0%	6,500	—

			6,500	—
Marketable equity securities:
BIWIN Storage Technology Corp. (BIWIN)	0%	0%	6,034	11,432
Shenzhen Techwinsemi Technology Corp (TWSC)	0%	0%	4,792	18,244

			17,326	29,676

In June 2018, the Company invested US$
3,000
 thousand in the preferred stock of Kinara which is accounted for under the cost method. Kinara, previously known as Deep Vision, is a developer of low-power
deep-learning processors. In March 2020 and May 2021, the Company invested US$
2,000
 thousand and US$
1,500
 thousand, respectively, in the preferred stock of Kinara. In November 2025, the Company disposed all of Kinara and recognized a disposal gain of US$
21,076
 thousand.
In July 2021, the Company invested US$
2,041

thousand in the common stock of BIWIN, which is a leading module maker in China focusing on solid state storage devices. BIWIN is one of our customers and was listed on the Science and Technology Innovation Board of Shanghai Stock Exchange in December 2022. In the fourth quarter of 2024, the Company disposed of common stock of BIWIN with a carry value of US$4,374 thousand and recognized a disposal gain of US$58 thousand. For the years ended December 31, 2023, 2024 and 2025, the Company recorded an unrealized holding gain of US$
8,002
 thousand,
an
unrealized holding loss US$
76
 thousand, and
an
unrealized holding gain US$
5,204
 thousand, respectively, related to BIWIN.
In December 2024, the Company invested US$4,173 thousand in the common stock of TWSC, which is a leading module maker in China focusing on solid state storage devices and is one of our customers and was listed on the Science and Technology Innovation Board of Shenzhen Stock Exchange in 2022. The Company had unrealized holding gains of US$619 thousand and US$13,196 thousand for the year ended December 31, 2024 and 2025, respectively.